UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Large-Cap Core Equity Fund

Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.31%; Class B, 2.01%; Class C, 2.01%; Class L, 1.51%; Class M, 2.01%; Class X, 1.95%; Class Z, 1.01%. Net operating expenses apply to: Class A, 1.28%; Class B, 2.01%; Class C, 2.01%; Class L, 1.51%; Class M, 2.01%; Class X, 1.95%; Class Z, 1.01%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–10.97%	–6.43%	64.08%	34.22%
Class B	–11.31	–7.11	57.94	25.40
Class C	–11.31	–7.11	57.94	25.40
Class L	–11.10	–6.63	N/A	0.18
Class M	–11.31	–7.11	N/A	–0.40
Class X	–11.31	–7.11	N/A	–0.40
Class Z	–10.94	–6.28	65.89	37.35
S&P 500 Index[2]	–9.63	–4.68	65.60	**
Lipper Large-Cap Core Funds Avg.[3]	–10.27	–4.98	58.69	***

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Average Annual Total Returns[4] as of 3/31/08
	One Year	Five Years	Since Inception[1]
Class A	–11.26%	9.99%	2.19%
Class B	–11.47	10.27	2.07
Class B—Return After Taxes on Distribution	–11.48	10.27	2.06
Class B—Return After Taxes on Distribution and Sale of Fund Shares	–7.44	8.96	1.78
Class C	–7.74	10.40	2.07
Class L	–11.75	N/A	–9.07
Class M	–12.40	N/A	–8.83
Class X	–12.40	N/A	–8.83
Class Z	–5.88	11.51	3.09
S&P 500 Index[2]	–5.08	11.32	**
Lipper Large-Cap Core Funds Avg.[3]	–5.57	10.13	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 3/3/1999; Class L, Class M, and Class X, 3/19/2007. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Average represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject

Dryden Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 29.89% for Class A, Class B, Class C, and Class Z; and –0.46% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 2.38% for Class A, Class B, Class C, and Class Z; and –5.08% for Class L, Class M, and Class X.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/08 are 28.81% for Class A, Class B, Class C, and Class Z; and –0.82% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/08 are 2.05% for Class A, Class B, Class C, and Class Z; and –5.57% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/08
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.9%
General Electric Co., Industrial Conglomerates	3.0
Microsoft Corp., Software	2.6
Chevron Corp., Oil, Gas & Consumable Fuels	2.5
AT&T, Inc., Diversified Telecommunication Services	2.2

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/08
Financials	15.7%
Information Technology	15.2
Energy	14.7
Industrials	13.2
Healthcare	12.8

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Large-Cap Core Equity Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$890.30	1.28%	$6.02
	Hypothetical	$1,000.00	$1,018.50	1.28%	$6.42

Class B	Actual	$1,000.00	$886.90	2.01%	$9.43
	Hypothetical	$1,000.00	$1,014.87	2.01%	$10.07

Class C	Actual	$1,000.00	$886.90	2.01%	$9.43
	Hypothetical	$1,000.00	$1,014.87	2.01%	$10.07

Class L	Actual	$1,000.00	$889.00	1.51%	$7.09
	Hypothetical	$1,000.00	$1,017.35	1.51%	$7.57

Class M	Actual	$1,000.00	$886.90	2.01%	$9.43
	Hypothetical	$1,000.00	$1,014.87	2.01%	$10.07

Class X	Actual	$1,000.00	$886.90	1.95%	$9.15
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77

Class Z	Actual	$1,000.00	$890.60	1.01%	$4.75
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
CONSUMER DISCRETIONARY 9.5%

Auto Components 0.4%
12,600	Cooper Tire & Rubber Co.	$165,564
19,700	Johnson Controls, Inc.(b)	694,622

		860,186

Hotels, Restaurants & Leisure 2.6%
5,000	Darden Restaurants, Inc.	177,900
10,000	Jack in the Box, Inc.(a)(b)	267,500
49,100	McDonald’s Corp.	2,925,378
51,700	YUM! Brands, Inc.	2,103,156

		5,473,934

Household Durables 0.4%
13,100	Whirlpool Corp.	953,418

Internet & Catalog Retail
1,600	IAC/InterActive Corp.(a)	33,296

Media 3.2%
26,860	CBS Corp. (Class B)	619,660
3,500	Comcast Corp. (Class A)(b)	71,925
78,700	DIRECTV Group, Inc. (The)(a)(b)	1,939,168
40,700	Time Warner, Inc.(b)	604,395
2,900	Valassis Communications, Inc.(a)(b)	41,180
42,600	Viacom, Inc. (Class B)(a)	1,637,544
58,860	Walt Disney Co. (The)(b)	1,908,830

		6,822,702

Multiline Retail
2,900	Macy’s, Inc.	73,341

Specialty Retail 1.1%
40,600	AutoNation, Inc.(a)(b)	650,006
23,600	GameStop Corp. (Class A)(a)(b)	1,298,944
3,100	Home Depot, Inc.(b)	89,280
3,500	RadioShack Corp.(b)	48,650
11,200	Rent-A-Center, Inc.(a)	241,136
1,000	Urban Outfitters, Inc.(a)	34,250

		2,362,266

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)

Textiles, Apparel & Luxury Goods 1.8%
45,100	Coach, Inc.(a)(b)	$1,604,207
4,700	Deckers Outdoor Corp.(a)(b)	648,929
4,100	Hanesbrands, Inc.(a)(b)	143,582
35,900	Jones Apparel Group, Inc.(b)	568,297
18,800	Warnaco Group, Inc. (The)(a)	867,432

		3,832,447
CONSUMER STAPLES 9.7%

Beverages 2.7%
26,400	Anheuser-Busch Cos., Inc.	1,298,880
31,900	Coca-Cola Co. (The)	1,877,953
17,500	Pepsi Bottling Group, Inc.	589,925
29,594	PepsiCo, Inc.	2,028,077

		5,794,835

Food & Staples Retailing 1.6%
30,900	Kroger Co. (The)	842,025
30,000	Safeway, Inc.	948,000
29,770	Wal-Mart Stores, Inc.	1,726,065

		3,516,090

Food Products 0.6%
12,738	Archer-Daniels-Midland Co.(b)	561,236
2,100	General Mills, Inc.	126,840
14,630	Kraft Foods, Inc. (Class A)	462,747
7,900	Sara Lee Corp.	114,629

		1,265,452

Household Products 2.7%
8,270	Colgate-Palmolive Co.	584,689
23,300	Kimberly-Clark Corp.	1,490,967
53,964	Procter & Gamble Co.	3,618,286

		5,693,942

Personal Products 0.1%
2,200	Bare Escentuals, Inc.(a)(b)	50,182
3,000	Nu Skin Enterprises, Inc. (Class A)	53,790

		103,972

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)

Tobacco 2.0%
37,900	Altria Group, Inc.	$758,000
37,900	Philip Morris International, Inc.(a)(b)	1,934,037
30,100	Reynolds American, Inc.(b)	1,620,885

		4,312,922
ENERGY 14.7%

Energy Equipment & Services 2.2%
18,200	FMC Technologies, Inc.(a)	1,223,040
24,700	Halliburton Co.	1,133,977
6,600	Noble Corp.	371,448
23,400	Rowan Cos., Inc.(b)	912,366
10,900	Schlumberger Ltd.	1,095,995

		4,736,826

Oil, Gas & Consumable Fuels 12.5%
4,300	Anadarko Petroleum Corp.	286,208
1,500	Apache Corp.	202,020
25,300	Chesapeake Energy Corp.	1,308,010
55,084	Chevron Corp.	5,296,327
36,100	ConocoPhillips	3,110,015
11,700	Devon Energy Corp.	1,326,780
112,774	Exxon Mobil Corp.	10,495,876
800	Hess Corp.(b)	84,960
33,200	Marathon Oil Corp.	1,512,924
12,100	Occidental Petroleum Corp.	1,006,841
10,000	SandRidge Energy, Inc.(a)	451,800
2,400	Sunoco, Inc.	111,384
45,800	Williams Cos., Inc. (The)	1,625,900

		26,819,045
FINANCIALS 15.7%

Capital Markets 2.5%
1,400	Franklin Resources, Inc.	133,210
12,280	Goldman Sachs Group, Inc. (The)	2,350,024
4,700	Hercules Technology Growth Capital, Inc.	47,705
11,800	Janus Capital Group, Inc.(b)	331,108
3,700	Legg Mason, Inc.	223,036
23,100	Lehman Brothers Holdings, Inc.(b)	1,021,944

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
FINANCIALS (Continued)

Capital Markets (cont’d.)
24,200	Morgan Stanley	$1,176,120
9,900	Penson Worldwide, Inc.(a)	107,712
600	State Street Corp.	43,284

		5,434,143

Commercial Banks 2.6%
24,800	Huntington Bancshares, Inc.(b)	232,872
15,900	National City Corp.(b)	100,170
10,200	Oriental Financial Group, Inc.	191,760
60,700	Regions Financial Corp.(b)	1,330,544
19,591	U.S. Bancorp	663,939
32,700	Wachovia Corp.(b)	953,205
23,920	Wells Fargo & Co.(b)	711,620
28,800	Zions Bancorporation	1,334,880

		5,518,990

Diversified Financial Services 4.1%
103,033	Bank of America Corp.(b)	3,867,859
58,900	Citigroup, Inc.	1,488,403
1,700	CME Group, Inc.(b)	777,665
58,000	JPMorgan Chase & Co.	2,763,700

		8,897,627

Insurance 5.0%
25,700	ACE Ltd. (Bermuda)	1,549,452
17,300	Aflac, Inc.	1,153,391
20,200	Allstate Corp. (The)	1,017,272
32,800	American Financial Group, Inc.	899,376
16,515	American International Group, Inc.	762,993
5,500	Arch Capital Group Ltd.(a)	388,575
14,250	Chubb Corp.	754,823
7,700	Endurance Specialty Holdings Ltd.	285,901
3,900	Hartford Financial Services Group, Inc.	277,953
3,200	Loews Corp.	134,752
4,500	MetLife, Inc.	273,825
12,500	PartnerRe Ltd.	924,750
17,500	Platinum Underwriters Holdings Ltd.	627,725
30,797	Travelers Cos., Inc. (The)	1,552,168

		10,602,956

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
FINANCIALS (Continued)

Real Estate Investment Trusts 0.4%
10,100	Annaly Mortgage Management, Inc.(b)	$169,276
6,100	Brandywine Realty Trust(b)	106,445
11,200	CBL & Associates Properties, Inc.	274,288
2,100	Parkway Properties, Inc.(b)	83,286
6,700	Resource Capital Corp.(b)	58,223
9,100	Sunstone Hotel Investors, Inc.	169,988

		861,506

Thrifts & Mortgage Finance 1.1%
15,100	Federal National Mortgage Association	427,330
95,900	Hudson City Bancorp, Inc.	1,834,567

		2,261,897
HEALTHCARE 12.8%

Biotechnology 0.5%
5,500	Amgen, Inc.(a)(b)	230,285
6,700	Celgene Corp.(a)	416,338
1,600	Martek Biosciences Corp.(a)(b)	56,416
2,500	Millennium Pharmaceuticals, Inc.(a)	62,175
5,600	OSI Pharmaceuticals, Inc.(a)(b)	194,040

		959,254

Healthcare Equipment & Supplies 2.9%
3,600	Alcon, Inc.	568,800
1,900	Analogic Corp.	109,421
12,800	Baxter International, Inc.	797,696
23,200	Becton, Dickinson & Co.	2,074,080
2,200	IDEXX Laboratories, Inc.(a)	117,040
46,000	Medtronic, Inc.	2,239,280
2,800	Merit Medical Systems, Inc.(a)	41,188
3,400	St. Jude Medical, Inc.(a)	148,852
3,300	STERIS Corp.	91,443

		6,187,800

Healthcare Providers & Services 1.7%
10,800	Aetna, Inc.(b)	470,880
10,100	CIGNA Corp.	431,371
29,500	Express Scripts, Inc.(a)(b)	2,065,590
21,800	UnitedHealth Group, Inc.	711,334

		3,679,175

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
HEALTHCARE (Continued)

Life Sciences, Tools & Services 0.9%
16,900	Applera Corp.—Applied Biosystems Group(b)	$539,279
14,800	Charles River Laboratories International, Inc.(a)	859,140
2,200	Dionex Corp.(a)(b)	172,084
5,300	PerkinElmer, Inc.	140,768
4,600	Thermo Fisher Scientific, Inc.(a)	266,202

		1,977,473

Pharmaceuticals 6.8%
19,400	Abbott Laboratories	1,023,350
53,800	Bristol-Myers Squibb Co.	1,181,986
28,500	Eli Lilly & Co.	1,371,990
63,299	Johnson & Johnson	4,246,730
119,200	King Pharmaceuticals, Inc.(a)	1,119,288
61,900	Merck & Co., Inc.	2,354,676
89,810	Pfizer, Inc.	1,806,079
8,100	Warner Chilcott Ltd. (Class A)(a)	139,401
29,600	Wyeth	1,316,312

		14,559,812
INDUSTRIALS 13.2%

Aerospace/Defense 4.1%
12,300	Boeing Co.	1,043,778
9,000	Honeywell International, Inc.	534,600
4,200	L-3 Communications Holdings, Inc.	468,090
22,200	Lockheed Martin Corp.	2,354,088
27,300	Northrop Grumman Corp.	2,008,461
26,900	Raytheon Co.	1,720,793
7,200	United Technologies Corp.	521,784

		8,651,594

Air Freight & Logistics
1,400	United Parcel Service, Inc. (Class B)(b)	101,374

Commercial Services & Supplies 0.3%
19,000	Allied Waste Industries, Inc.(a)(b)	234,840
2,300	Avery Dennison Corp.	110,837
7,300	R. R. Donnelley & Sons Co.	223,672

		569,349

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)

Construction & Engineering 0.5%
6,300	Fluor Corp.	$963,081

Electrical Equipment 0.8%
34,300	Emerson Electric Co.	1,792,518

Industrial Conglomerates 4.5%
13,000	3M Co.	999,700
198,600	General Electric Co.	6,494,220
44,400	Tyco International Ltd.	2,077,476

		9,571,396

Machinery 0.8%
4,400	Cummins, Inc.	275,660
8,100	Eaton Corp.	711,504
9,450	Parker Hannifin Corp.	754,583

		1,741,747

Road & Rail 2.2%
6,400	Burlington Northern Santa Fe Corp.	656,320
34,100	CSX Corp.	2,146,595
31,900	Norfolk Southern Corp.	1,900,602

		4,703,517

Trading Companies & Distributors
2,100	WESCO International, Inc.(a)(b)	78,141
INFORMATION TECHNOLOGY 15.2%

Communications Equipment 2.7%
16,000	Ciena Corp.(a)	540,960
52,850	Cisco Systems, Inc.(a)	1,355,074
15,400	Corning, Inc.	411,334
23,200	Juniper Networks, Inc.(a)	640,784
64,500	QUALCOMM, Inc.	2,785,755

		5,733,907

Computers & Peripherals 5.3%
5,290	Apple, Inc.(a)(b)	920,196
92,900	Dell, Inc.(a)	1,730,727
21,500	EMC Corp.(a)(b)	331,100
1,800	Emulex Corp.(a)	23,562

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)

Computers & Peripherals (cont’d)
79,125	Hewlett-Packard Co.	$3,667,443
30,170	International Business Machines Corp.	3,641,519
11,100	Lexmark International, Inc. (Class A)(a)	348,429
35,400	QLogic Corp.(a)(b)	564,984
2,800	Western Digital Corp.(a)	81,172

		11,309,132

Electronic Equipment & Instruments 0.2%
17,100	Agilent Technologies, Inc.(a)(b)	516,591

Internet Software & Services 0.4%
2,600	eBay, Inc.(a)(b)	81,354
1,300	Google, Inc. (Class A)(a)	746,577

		827,931

IT Services 0.8%
20,300	Accenture Ltd. (Class A)	762,265
13,800	Automatic Data Processing, Inc.	609,960
1,000	Mastercard, Inc. (Class A)	278,160
2,300	MAXIMUS, Inc.(b)	87,216

		1,737,601

Office Electronics 0.2%
33,600	Xerox Corp.	469,392

Semiconductors & Semiconductor Equipment 1.2%
45,000	Intel Corp.	1,001,700
11,800	LSI Corp.(a)(b)	73,160
51,300	Texas Instruments, Inc.	1,495,908

		2,570,768

Software 4.4%
12,300	Adobe Systems, Inc.(a)	458,667
34,500	BMC Software, Inc.(a)	1,199,220
9,800	Citrix Systems, Inc.(a)	320,950
5,500	Compuware Corp.(a)	41,470
198,600	Microsoft Corp.	5,664,072
31,400	Oracle Corp.(a)(b)	654,690
55,700	Symantec Corp.(a)(b)	959,154

		9,298,223

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
MATERIALS 2.4%

Chemicals 2.3%
39,530	Dow Chemical Co. (The)(b)	$1,587,130
9,600	E.I. du Pont de Nemours & Co.	469,536
5,700	Eastman Chemical Co.	418,950
5,700	Monsanto Co.	649,914
14,400	Olin Corp.	290,448
9,700	OM Group, Inc.(a)(b)	531,172
3,800	PPG Industries, Inc.	233,206
18,900	Terra Industries, Inc.(a)(b)	715,554

		4,895,910

Containers & Packaging
1,500	Ball Corp.(b)	80,670

Metals & Mining 0.1%
4,900	Alcoa, Inc.	170,422
TELECOMMUNICATION SERVICES 3.7%

Diversified Telecommunication Services 3.6%
122,468	AT&T, Inc.	4,740,736
900	Atlantic Tele-Network, Inc.	28,017
1,900	CenturyTel, Inc.	61,655
1	Fairpoint Communications, Inc.	8
52,700	Verizon Communications, Inc.	2,027,896
59,900	Windstream Corp.(b)	703,226

		7,561,538

Wireless Telecommunication Services 0.1%
5,200	Leap Wireless International, Inc.(a)	278,044
3,151	Sprint Nextel Corp.	25,173

		303,217
UTILITIES 2.6%

Electric Utilities 1.1%
12,800	American Electric Power Co., Inc.	571,264
56,100	Duke Energy Corp.(b)	1,027,191
8,800	Edison International	459,096
13,300	Pepco Holdings, Inc.	331,303

		2,388,854

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
UTILITIES (Continued)

Independent Power Producers & Energy Traders 1.1%
70,800	AES Corp. (The)(a)	$1,229,088
3,600	Constellation Energy Group, Inc.	304,740
19,200	NRG Energy, Inc.(a)(b)	843,840

		2,377,668

Multi-Utilities 0.4%
20,200	CMS Energy Corp.	294,516
11,500	Dominion Resources, Inc.	498,985

		793,501

	Total long-term investments (cost $165,537,859)	212,803,349

Principal Amount (000)
SHORT-TERM INVESTMENTS 18.4%

United States Government Security 0.1%
$ 160	United States Treasury Bill, 0.84%, 6/19/08(c)(d) (cost $159,819)	159,730

Shares

Affiliated Money Market Mutual Fund 18.3%
39,159,753	Dryden Core Investment Fund—Taxable Money Market Series (cost of $39,159,753; includes $37,723,944 of cash collateral received for securities on loan) (Note 3)(e)(f)	39,159,753

	Total short-term investments (cost $39,319,572)	39,319,483

	Total Investments 117.9% (cost $204,857,431; Note 5)	252,122,832
	Liabilities in excess of other assets(g) (17.9)%	(38,252,370)

	Net Assets 100.0%	$213,870,462

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $35,813,636; cash collateral of $37,723,944 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.

See Notes to Financial Statements.

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(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at April 30, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
3	S&P 500 Index	Jun. 2008	$1,039,500	$963,250	$76,250

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 17.6% of collateral received for securities on loan)	18.3%
Financials	15.7
Information Technology	15.2
Energy	14.7
Industrials	13.2
Healthcare	12.8
Consumer Staples	9.7
Consumer Discretionary	9.5
Telecommunication Services	3.7
Utilities	2.6
Materials	2.4
United States Government Security	0.1

117.9
Liabilities in excess of other assets	(17.9)

100.0%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	17

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $35,813,636:
Unaffiliated investments (cost $165,697,678)	$212,963,079
Affiliated investments (cost $39,159,753)	39,159,753
Cash	61,191
Dividends and interest receivable	169,729
Receivable for Fund shares sold	25,159
Prepaid expenses	2,507

Total assets	252,381,418

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	37,723,944
Payable for Fund shares reacquired	433,310
Accrued expenses	184,575
Management fee payable	113,583
Affiliated transfer agent fee payable	24,918
Distribution fee payable	23,043
Due to broker—variation margin	3,975
Deferred trustees’ fees	3,608

Total liabilities	38,510,956

Net Assets	$213,870,462

Net assets were comprised of:
Shares of beneficial interest, at par	$16,651
Paid-in capital in excess of par	197,624,363

197,641,014
Undistributed net investment income	173,802
Accumulated net realized loss on investment transactions	(31,286,005)
Net unrealized appreciation on investments	47,341,651

Net assets, April 30, 2008	$213,870,462

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($97,508,035 ÷ 7,434,500 shares of beneficial interest issued and outstanding)	$13.12
Maximum sales charge (5.50% of offering price)	.76

Maximum offering price to public	$13.88

Class B
Net asset value, offering price and redemption price per share
($16,666,077 ÷ 1,330,569 shares of beneficial interest issued and outstanding)	$12.53

Class C
Net asset value, offering price and redemption price per share
($47,095,962 ÷ 3,759,088 shares of beneficial interest issued and outstanding)	$12.53

Class L
Net asset value, offering price and redemption price per share
($10,215,448 ÷ 779,409 shares of beneficial interest issued and outstanding)	$13.11

Class M
Net asset value, offering price and redemption price per share
($29,897,180 ÷ 2,386,572 shares of beneficial interest issued and outstanding)	$12.53

Class X
Net asset value, offering price and redemption price per share
($4,906,464 ÷ 391,521 shares of beneficial interest issued and outstanding)	$12.53

Class Z
Net asset value, offering price and redemption price per share
($7,581,296 ÷ 569,491 shares of beneficial interest issued and outstanding)	$13.31

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (Net of foreign withholding taxes of $180)	$2,486,859
Affiliated dividend income	38,946
Affiliated income from securities loaned, net	74,374
Interest	2,103

Total income	2,602,282

Expenses
Management fee	778,207
Distribution fee—Class A	130,811
Distribution fee—Class B	98,315
Distribution fee—Class C	249,486
Distribution fee—Class L	27,573
Distribution fee—Class M	173,190
Distribution fee—Class X	25,292
Transfer agent’s fees and expenses (including affiliated expenses of $68,600)(Note 3)	260,000
Reports to shareholders	49,000
Legal fees and expenses	44,000
Registration fees	25,000
Custodian’s fees and expenses	24,000
Audit fee	10,000
Trustees’ fees	8,000
Loan interest expense (Note 2)	4,249
Interest expense	3,097
Insurance	3,000
Miscellaneous	1,107

Total expenses	1,914,327

Net investment income	687,955

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(6,102,525)
Financial futures transactions	(212,976)

(6,315,501)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,708,616)
Financial futures contracts	20,025

(25,688,591)

Net loss on investments	(32,004,092)

Net Decrease In Net Assets Resulting From Operations	$(31,316,137)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$687,955	$746,256
Net realized gain (loss) on investment transactions	(6,315,501)	20,798,022
Net change in unrealized appreciation (depreciation) on investments	(25,688,591)	14,131,647

Net increase (decrease) in net assets resulting from operations	(31,316,137)	35,675,925

Dividends from net investment income (Note 1)
Class A	(822,096)	(386,156)
Class B	(17,208)	—
Class C	(43,824)	—
Class L	(68,350)	—
Class M	(31,326)	—
Class X	(4,817)	—
Class Z	(227,524)	(134,402)

	(1,215,145)	(520,558)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	9,507,017	18,378,389
Net asset value of shares issued in connection with merger (Note 7)	—	105,958,479
Net asset value of shares issued in reinvestment of dividends	1,123,510	484,943
Cost of shares reacquired	(41,837,120)	(49,371,066)

Net increase (decrease) in net assets from Fund share transactions	(31,206,593)	75,450,745

Total increase (decrease)	(63,737,875)	110,606,112

Net Assets
Beginning of period	277,608,337	167,002,225

End of period(a)	$213,870,462	$277,608,337

(a) Includes undistributed net investment income of:	$173,802	$700,992

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	21

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring

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after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited) continued

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% for the six months ended April 30, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M, and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008. The effective distribution fee rate for Class X shares was 0.94% for the six months ended April 30,

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) continued

2008. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it received approximately $20,100 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2008, it received approximately $14,900, $500, $34,600 and $3,400 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six months ended April 30, 2008. The average daily balance for the 4 days the Fund had loans outstanding during the year was approximately $15,204,000 at a weighted average interest rate of 2.65%.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008, the Fund incurred approximately $50,000 in total networking fees of which $17,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2008, PIM has been compensated in the amount of approximately $32,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 were $91,659,109 and $122,336,424, respectively.

As of April 30, 2008, the Fund had securities on loan with an aggregate market value of $35,813,636. The Fund received $37,723,944 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$205,524,928	$48,979,981	$2,382,077	$46,597,904

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

As of October 31, 2007, the Fund had a capital loss carryforward for tax purposes of approximately $24,302,000 of which $3,978,000 expires in 2009, $10,798,000 expires in 2010 and $9,526,000 expires in 2011. In addition, the Fund utilized approximately $19,727,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2007. Certain portions of the capital loss carryforward were assumed by the Fund as a result of an acquisition. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	250,236	$3,339,919
Shares issued in reinvestment of dividends	52,403	747,265
Shares reacquired	(787,173)	(10,515,890)

Net increase (decrease) in shares outstanding before conversion	(484,534)	(6,428,706)
Shares issued upon conversion from Class B, M, X	563,890	7,470,164

Net increase (decrease) in shares outstanding	79,356	$1,041,458

Year ended October 31, 2007:
Shares sold	600,181	$8,371,488
Shares issued in connection with the merger	1,107,054	14,562,579
Shares issued in reinvestment of dividends	26,556	352,926
Shares reacquired	(1,189,982)	(16,596,752)

Net increase (decrease) in shares outstanding before conversion	543,809	6,690,241
Shares issued upon conversion from Class B, M, X	1,001,384	13,720,848

Net increase (decrease) in shares outstanding	1,545,193	$20,411,089

Class B
Six months ended April 30, 2008:
Shares sold	52,628	$664,729
Shares issued in reinvestment of dividends	1,184	16,163
Shares reacquired	(165,029)	(2,094,987)

Net increase (decrease) in shares outstanding before conversion	(111,217)	(1,414,095)
Shares reacquired upon conversion into Class A	(318,170)	(4,028,336)

Net increase (decrease) in shares outstanding	(429,387)	$(5,442,431)

Year ended October 31, 2007:
Shares sold	110,442	$1,475,183
Shares issued in connection with the merger	278,311	3,502,003
Shares reacquired	(480,842)	(6,369,235)

Net increase (decrease) in shares outstanding before conversion	(92,089)	(1,392,049)
Shares reacquired upon conversion into Class A	(910,024)	(11,839,799)

Net increase (decrease) in shares outstanding	(1,002,113)	$(13,231,848)

Class C
Six months ended April 30, 2008:
Shares sold	67,605	$874,537
Shares issued in reinvestment of dividends	2,995	40,883
Shares reacquired	(369,981)	(4,687,179)

Net increase (decrease) in shares outstanding	(299,381)	$(3,771,759)

Year ended October 31, 2007:
Shares sold	139,680	$1,860,461
Shares issued in connection with the merger	1,427,213	17,970,752
Shares reacquired	(678,996)	(9,044,597)

Net increase (decrease) in shares outstanding	887,897	$10,786,616

Dryden Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended April 30, 2008:
Shares sold	2,700	$36,354
Shares issued in reinvestment of dividends	4,635	66,100
Shares reacquired	(102,107)	(1,360,008)

Net increase (decrease) in shares outstanding	(94,772)	$(1,257,554)

Period ended October 31, 2007:*
Shares sold	3,311	$48,374
Shares issued in connection with the merger	1,071,340	14,097,719
Shares reacquired	(200,470)	(2,852,245)

Net increase (decrease) in shares outstanding	874,181	$11,293,848

Class M
Six months ended April 30, 2008:
Shares sold	26,756	$352,239
Shares issued in reinvestment of dividends	1,737	23,711
Shares reacquired	(404,382)	(5,140,138)

Net increase (decrease) in shares outstanding before conversion	(375,889)	(4,764,188)
Shares reacquired upon conversion into Class A	(272,303)	(3,434,676)

Net increase (decrease) in shares outstanding	(648,192)	$(8,198,864)

Period ended October 31, 2007:*
Shares sold	89,964	$1,229,556
Shares issued in connection with the merger	3,927,001	49,438,293
Shares reacquired	(847,645)	(11,508,209)

Net increase (decrease) in shares outstanding before conversion	3,169,320	39,159,640
Shares reacquired upon conversion into Class A	(134,556)	(1,846,980)

Net increase (decrease) in shares outstanding	3,034,764	$37,312,660

Class X
Six months ended April 30, 2008:
Shares sold	5,030	$64,809
Shares issued in reinvestment of dividends	350	4,781
Shares reacquired	(57,614)	(731,905)

Net increase (decrease) in shares outstanding before conversion	(52,234)	(662,315)
Shares reacquired upon conversion into Class A	(538)	(7,152)

Net increase (decrease) in shares outstanding	(52,772)	$(669,467)

30	Visit our website at www.jennisondryden.com

Class X (continued)	Shares	Amount
Period ended October 31, 2007:*
Shares sold	35,454	$479,686
Shares issued in connection with the merger	507,290	6,387,133
Shares reacquired	(95,980)	(1,304,145)

Net increase (decrease) in shares outstanding before conversion	446,764	5,562,674
Shares reacquired upon conversion into Class A	(2,471)	(34,069)

Net increase (decrease) in shares outstanding	444,293	$5,528,605

Class Z
Six months ended April 30, 2008:
Shares sold	314,630	$4,174,430
Shares issued in reinvestment of dividends	15,533	224,607
Shares reacquired	(1,347,671)	(17,307,013)

Net increase (decrease) in shares outstanding	(1,017,508)	$(12,907,976)

Year ended October 31, 2007:
Shares sold	349,848	$4,913,641
Shares issued in reinvestment of dividends	9,801	132,017
Shares reacquired	(116,973)	(1,695,883)

Net increase (decrease) in shares outstanding	242,676	$3,349,775

*	Commenced operations on March 19, 2007.

Note 7. Reorganization

On March 16, 2007, the Fund acquired all of the net assets of Strategic Partners Large Cap Core Fund pursuant to a plan of reorganization approved by the Strategic Partners Large Cap Core Fund shareholders on December 14, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners Large Cap Core Fund.

	Strategic Partners Large Cap Core Fund	Dryden Large-Cap Core Equity Fund
Class	Shares	Shares	Value
A	1,371,165	1,107,054	$14,562,579
B	339,013	278,311	3,502,003
C	1,739,666	1,427,213	17,970,752
L	1,332,488	1,071,340	14,097,719
M	4,785,895	3,927,001	49,438,293
X	620,110	507,218	6,387,133

The aggregate net assets and unrealized appreciation of Strategic Partners Large Cap Core Fund immediately before the acquisition was $105,958,479 and $22,791,596,

Dryden Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

respectively. The aggregate net assets of Dryden Large-Cap Core Equity Fund immediately before the acquisition was $165,372,366.

The Fund acquired capital loss carryforward from the reorganization with Strategic Partners Large Cap Core Fund in the amount of $16,056,580 (amount included in Note 5). The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

32	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.85

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	(1.68)

Total from investment operations	(1.62)

Less Dividends:
Dividends from net investment income	(.11)

Net asset value, end of period	$13.12

Total Return(b):	(10.97)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$97,508
Average net assets (000)	$98,867
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.28	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(e)
Net investment income	.87	%(e)
Portfolio turnover rate	38	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2007	2006	2005	2004	2003

$13.01	$11.20	$10.36	$9.47	$7.79

.09	.08 (a)	.08	.05	.04
1.82	1.77	.83	.84	1.64

1.91	1.85	.91	.89	1.68

(.07)	(.04)	(.07)	—	—

$14.85	$13.01	$11.20	$10.36	$9.47

14.72%	16.54%	8.84%	9.40%	21.57%

$109,231	$75,578	$50,856	$49,979	$51,026
$95,001	$64,957	$52,404	$48,763	$48,812

1.16%	1.22%	1.22%	1.16%	1.19%
.91%	.97%	.97%	.91%	.94%
.67%	.68%	.75%	.47%	.48%

90%	72%	74%	73%	69%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.14

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	(1.63)

Total from investment operations	(1.60)

Less Dividends:
Dividends from net investment income	(.01)

Net asset value, end of period	$12.53

Total Return(c):	(11.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,666
Average net assets (000)	$19,770
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.01	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(e)
Net investment income (loss)	.20	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2007	2006	2005	2004	2003

$12.42	$10.73	$9.94	$9.15	$7.59

.01	.01 (a)	— (b)	(.03)	(.02)
1.71	1.68	.79	.82	1.58

1.72	1.69	.79	.79	1.56

—	—	—	—	—

$14.14	$12.42	$10.73	$9.94	$9.15

13.85%	15.75%	7.95%	8.63%	20.55%

$24,883	$34,293	$71,436	$89,099	$99,237
$28,960	$52,013	$83,027	$96,512	$95,925

1.91%	1.97%	1.97%	1.91%	1.94%
.91%	.97%	.97%	.91%	.94%
(.03)%	.08%	.04%	(.28)%	(.27)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.14

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	(1.61)

Total from investment operations	(1.60)

Less Dividends:
Dividends from net investment income	(.01)

Net asset value, end of period	$12.53

Total Return(c):	(11.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$47,096
Average net assets (000)	$50,169
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.01	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(e)
Net investment income (loss)	.15	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share or .005%.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2007	2006		2005	2004	2003

$12.42	$10.73		$9.94	$9.15	$7.59

(.01)	—	(a)(b)	— (b)	(.03)	(.02)
1.73	1.69		.79	.82	1.58

1.72	1.69		.79	.79	1.56

—	—		—	—	—

$14.14	$12.42		$10.73	$9.94	$9.15

13.85%	15.75%		7.95%	8.63%	20.55%

$57,391	$39,368		$42,422	$50,042	$55,112
$50,597	$40,441		$47,629	$53,868	$52,674

1.91%	1.97%		1.97%	1.91%	1.94%
.91%	.97%		.97%	.91%	.94%
(.08)%	—	(b)	.03%	(.28)%	(.27)%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2008		March 19, 2007(a) Through October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.83		$13.16

Income from investment operations:
Net investment income	.04		.03
Net realized and unrealized gain (loss) on investment transactions	(1.68)		1.64

Total from investment operations	(1.64)		1.67

Less Dividends:
Dividends from net investment income	(.08)		—

Net asset value, end of period	$13.11		$14.83

Total Return(b):	(11.10)%		12.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,216		$12,962
Average net assets (000)	$11,089		$8,583
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.51	%(d)	1.41	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)	.91	%(d)
Net investment income	.66	%(d)	.31	%(d)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2008		March 19, 2007(a) Through October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.14		$12.59

Income (loss) from investment operations:
Net investment gain (loss)	.01		(.02)
Net realized and unrealized gain (loss) on investment transactions	(1.61)		1.57

Total from investment operations	(1.60)		1.55

Less Dividends:
Dividends from net investment income	(.01)		—

Net asset value, end of period	$12.53		$14.14

Total Return(b):	(11.31)%		12.31%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,897		$42,909
Average net assets (000)	$34,828		$29,146
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.01	%(d)	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)	.91	%(d)
Net investment income (loss)	.17	%(d)	(.19	)%(d)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2008		March 19, 2007(a) Through October 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.14		$12.59

Income (loss) from investment operations:
Net investment gain (loss)	.01		(.02)
Net realized and unrealized gain (loss) on investment transactions	(1.61)		1.57

Total from investment operations	(1.60)		1.55

Less Dividends:
Dividends from net investment income	(.01)		—

Net asset value, end of period	$12.53		$14.14

Total Return(b):	(11.31)%		12.31%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,906		$6,283
Average net assets (000)	$5,392		$3,939
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95	%(d)	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)	.91	%(d)
Net investment income (loss)	.21	%(d)	(.20	)%(d)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.09

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(1.78)

Total from investment operations	(1.64)

Less Dividends:
Dividends from net investment income	(.14)

Net asset value, end of period	$13.31

Total Return(b):	(10.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,581
Average net assets (000)	$20,636
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.01	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)
Net investment income	1.28	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2007	2006	2005	2004	2003

$13.21	$11.37	$10.52	$9.59	$7.88

.13	.12 (a)	.11	.06	.07
1.85	1.79	.84	.87	1.64

1.98	1.91	.95	.93	1.71

(.10)	(.07)	(.10)	—	—

$15.09	$13.21	$11.37	$10.52	$9.59

15.06%	16.83%	9.06%	9.70%	21.70%

$23,950	$17,764	$13,713	$11,457	$7,198
$21,053	$15,784	$13,218	$8,905	$6,981

.91%	.97%	.97%	.91%	.94%
.91%	.97%	.97%	.91%	.94%
.93%	.97%	.96%	.73%	.73%

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling

(800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	N/A	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W502	26248W601	26248W700	26248W403

MF187E2    IFS-A149125    Ed. 06/2008

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Dryden Tax-Managed Funds

By (Signature and Title)*            /s/Deborah A. Docs

                                                                 Deborah A. Docs

                                                                 Secretary

Date                        June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/Judy A. Rice

                                                               Judy A. Rice

                                                               President and Principal Executive Officer

Date                        June 24, 2008

By (Signature and Title)*            /s/Grace C. Torres

                                                                   Grace C. Torres

                                                                   Treasurer and Principal Financial Officer

Date                        June 24, 2008

* Print the name and title of each signing officer under his or her signature.